Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents information as required under Item 402(v) of SEC Regulation S-K regarding the relationship for the four most recently completed fiscal years between the compensation of our NEOs – as reported in the Summary Compensation Table and adjusted to reflect “compensation actually paid” (“CAP”) as defined under SEC rules – and our performance relative to the identified metrics. Our compensation philosophy and how we align executive compensation with our performance is described under “Compensation Discussion and Analysis.” The CAP amounts disclosed do not reflect the actual amount of compensation earned, realized, or received by our NEOs during the applicable fiscal year. The Compensation Committee did not consider the information provided in this section in making its compensation decisions for the years shown.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(a)	Average Summary Compensation Table Total for Other NEOs ($)(b)	Average Compensation Actually Paid to Other NEOs ($)(a)(b)	Total Stockholder Return ($)(c)	Peer Group Total Stockholder Return ($)(d)	Net Income ($000s)(e)	AEPS ($)(f)
2024	$16,709,331	$51,037,727	$4,439,688	$11,843,645	$249.67	$255.39	$655,018	$8.45
2023	15,689,055	43,713,700	4,483,491	10,469,248	155.12	176.92	590,177	7.18
2022	15,814,791	12,168,706	4,416,324	4,273,279	92.08	112.90	816,666	9.36
2021	14,366,518	25,125,414	4,556,264	7,144,468	115.18	133.37	564,746	6.14

Company Selected Measure Name	AEPS
Named Executive Officers, Footnote [Text Block]
(b)	Mr. Mezger served as our PEO for each fiscal year shown. Our other NEOs were as follows: Messrs. Kaminski, McGibney, Praw and Woram for the 2024, 2023 and 2022 fiscal years; and Messrs. Kaminski, McGibney and Praw, and Matthew W. Mandino for the 2021 fiscal year.

Peer Group Issuers, Footnote [Text Block]
(d)	The peer group used in this disclosure is the Dow Jones US Home Construction Index, which is the same index we used in the Stock Performance Graph in our Annual Report. The amounts reported reflect the cumulative TSR of the Dow Jones US Home Construction Index for each of the last four fiscal years ended November 30, 2024, assuming an investment of $100 on November 30, 2020, and the reinvestment of dividends.

PEO Total Compensation Amount	$ 16,709,331	$ 15,689,055	$ 15,814,791	$ 14,366,518
PEO Actually Paid Compensation Amount	$ 51,037,727	43,713,700	12,168,706	25,125,414
Adjustment To PEO Compensation, Footnote
	2024
	PEO	Average Other NEOs
Summary Compensation Table Total	$16,709,331	$4,439,688
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(8,699,979)	(1,242,459)
Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year(1)	15,708,206	2,296,531
Change in fair value of outstanding and unvested equity awards granted in prior fiscal years(2)	23,688,459	5,789,808
Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year(3)	3,146,752	470,605
Dividends paid on awards during the year before vesting	626,075	89,472
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	(482,359)	—
Service cost for pension plans	341,242	—
Compensation Actually Paid (as calculated per SEC rules)	$51,037,727	$11,843,645

Non-PEO NEO Average Total Compensation Amount	$ 4,439,688	4,483,491	4,416,324	4,556,264
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,843,645	10,469,248	4,273,279	7,144,468
Adjustment to Non-PEO NEO Compensation Footnote
	2024
	PEO	Average Other NEOs
Summary Compensation Table Total	$16,709,331	$4,439,688
Adjustments:
Grant date fair value of stock awards from Summary Compensation Table	(8,699,979)	(1,242,459)
Fair value at fiscal year end of outstanding and unvested equity awards granted in the fiscal year(1)	15,708,206	2,296,531
Change in fair value of outstanding and unvested equity awards granted in prior fiscal years(2)	23,688,459	5,789,808
Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year(3)	3,146,752	470,605
Dividends paid on awards during the year before vesting	626,075	89,472
“Change in pension value and nonqualified deferred compensation earnings” from Summary Compensation Table	(482,359)	—
Service cost for pension plans	341,242	—
Compensation Actually Paid (as calculated per SEC rules)	$51,037,727	$11,843,645

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and Financial Performance Measures

The graphs below illustrate the relationships between CAP for the PEO and the average CAP for our other NEOs, with (i) the cumulative TSR of our common stock, (ii) our AEPS, and (iii) our net income, each as set forth in the Pay Versus Performance table above, as well as the relationship between the cumulative TSR of our common stock and of the Dow Jones US Home Construction Index.

CAP vs. Cumulative TSR	CAP vs. AEPS

CAP vs. Net Income	KB Home and Peer Cumulative TSR Comparison

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Financial Performance Measures

The graphs below illustrate the relationships between CAP for the PEO and the average CAP for our other NEOs, with (i) the cumulative TSR of our common stock, (ii) our AEPS, and (iii) our net income, each as set forth in the Pay Versus Performance table above, as well as the relationship between the cumulative TSR of our common stock and of the Dow Jones US Home Construction Index.

CAP vs. Cumulative TSR	CAP vs. AEPS

CAP vs. Net Income	KB Home and Peer Cumulative TSR Comparison

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Financial Performance Measures

The graphs below illustrate the relationships between CAP for the PEO and the average CAP for our other NEOs, with (i) the cumulative TSR of our common stock, (ii) our AEPS, and (iii) our net income, each as set forth in the Pay Versus Performance table above, as well as the relationship between the cumulative TSR of our common stock and of the Dow Jones US Home Construction Index.

CAP vs. Cumulative TSR	CAP vs. AEPS

CAP vs. Net Income	KB Home and Peer Cumulative TSR Comparison

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between CAP and Financial Performance Measures

The graphs below illustrate the relationships between CAP for the PEO and the average CAP for our other NEOs, with (i) the cumulative TSR of our common stock, (ii) our AEPS, and (iii) our net income, each as set forth in the Pay Versus Performance table above, as well as the relationship between the cumulative TSR of our common stock and of the Dow Jones US Home Construction Index.

CAP vs. Cumulative TSR	CAP vs. AEPS

CAP vs. Net Income	KB Home and Peer Cumulative TSR Comparison

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

Below is a list of the most important financial performance measures we used to link CAP for our NEOs to our performance for the fiscal year ended November 30, 2024. Our use of these measures is discussed under “Compensation Discussion and Analysis.”

■	AEPS (the company-selected measure);
■	AROIC;
■	Adjusted pretax income;
■	Revenue growth, relative to our peer group;
■	Strategic measures, to the extent they incorporate or reflect financial performance metrics.

Total Shareholder Return Amount	$ 249.67	155.12	92.08	115.18
Peer Group Total Shareholder Return Amount	255.39	176.92	112.90	133.37
Net Income (Loss) Attributable to Parent	$ 655,018	$ 590,177	$ 816,666	$ 564,746
Company Selected Measure Amount	8.45	7.18	9.36	6.14
PEO Name	Mr. Mezger	Mr. Mezger	Mr. Mezger	Mr. Mezger
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	AEPS
Non-GAAP Measure Description [Text Block]
(f)	Annex 2 to this Proxy Statement contains a reconciliation of our diluted earnings per share calculated in accordance with GAAP to the non-GAAP financial measure of AEPS. We included AEPS as our company-selected financial measure as this metric has the largest weighting in determining our NEO’s long-term incentive compensation, a significant component of their overall compensation.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AROIC;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted pretax income;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth, relative to our peer group;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic measures, to the extent they incorporate or reflect financial performance metrics.
Grant Date Fair Value Of Stock Awards From Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,699,979)
Grant Date Fair Value Of Stock Awards From Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,242,459)
Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,708,206
Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,296,531
Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,688,459
Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,789,808
Change In Fair Value As Of The Vesting Date Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,146,752
Change In Fair Value As Of The Vesting Date Of Equity Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	470,605
Dividends Paid On Awards During The Year Before Vesting [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,075
Dividends Paid On Awards During The Year Before Vesting [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,472
Change In Pension Value And Nonqualified Deferred Compensation Earnings From Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(482,359)
Change In Pension Value And Nonqualified Deferred Compensation Earnings From Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,242
Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0